Document and Entity Information	Apr. 04, 2025
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0002012383
Document Type	8-K
Document Period End Date	Apr. 04, 2025
Entity Registrant Name	BlackRock, Inc.
Entity File Number	001-42297
Entity Tax Identification Number	99-1116001
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false